Consolidated Statements of Changes in Shareholders’ Equity (Deficit) ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 359	¥ 74	¥ (476,918)	¥ 1,363,845	¥ 49,664	¥ (2,436,918)	¥ (6,787)	¥ (1,506,681)
Balance (in Shares) at Dec. 31, 2022 | shares	57,176,842	7,206,059
Net income (loss)						8,926	1,428	10,354
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 5			222				227
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in Shares) | shares	684,485
Foreign currency translation adjustment					(1,448)			(1,448)
Share-based compensation				3,887				3,887
Acquisition of noncontrolling interest				(7,053)			1,792	(5,261)
Treasury shares			(2,428)					(2,428)
Balance at Dec. 31, 2023	¥ 364	¥ 74	(479,346)	1,360,901	48,216	(2,427,992)	(3,567)	(1,501,350)
Balance (in Shares) at Dec. 31, 2023 | shares	57,861,327	7,206,059
Net income (loss)						(586,542)	(560)	(587,102)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 6			136				142
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in Shares) | shares	869,180
Foreign currency translation adjustment					6,050			6,050
Share-based compensation				1,343				1,343
Acquisition of noncontrolling interest				(5,952)			3,390	(2,562)
Treasury shares			(7,360)					(7,360)
Disposal of discontinued operations				287,244				287,244
Balance at Dec. 31, 2024	¥ 370	¥ 74	(486,706)	1,643,672	54,266	(3,014,534)	(737)	(1,803,595)
Balance (in Shares) at Dec. 31, 2024 | shares	58,730,507	7,206,059
Net income (loss)						1,718,889	(19)	1,718,870	$ 245,796
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 3,585			182,235				185,820
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in Shares) | shares	501,899,615
Foreign currency translation adjustment					584			584	83
Share-based compensation				307				307
Disposal of discontinued operations							756	756
Balance at Dec. 31, 2025	¥ 3,955	¥ 74	¥ (486,706)	¥ 1,826,214	¥ 54,850	¥ (1,295,645)		¥ 102,742	$ 14,692
Balance (in Shares) at Dec. 31, 2025 | shares	560,630,122	7,206,059